Direct costs of revenue (Tables)	6 Months Ended
Jun. 30, 2026
Direct Costs Of Revenue
Schedule of Direct Cost of Revenue

	2026-H1	2025-H1

Electricity cost in Duff site	1,359,520	1,353,685
Water fee in Duff site	105,222	142,879
Hosting fee in Memphis site(1)	1,054,696	113,498
Salaries(2)	240,217	246,804
Total	2,759,655	1,856,866

(1)	The Company signed an agreement with 4545 S Mendenhall LLC in March 2025.

(2)	The staff costs relate to that of the site manager, technicians and other part-time workers at the mining center in Duff, Tennessee.